SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENT [Abstract]
Fair Value Measurement of Equity-Settled Share Options
The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan for years 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	93%-95%	89%-94%	71%-94%
Risk-free interest rate (%)	2.63-2.88	1.76-2.4	0.3
Share price	$8.00	$5.00	$13.4

Stock Option Activity
b.	Movement during the year:

	2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD

Outstanding at beginning of year	2,467,023	2.28	1,129,008	0.25
Granted during the year	751,977	5.60	1,338,015	3.99
Expired during the period	2,000	6.00	-	-
Exercised during the period	9,692	0.25	-	-
Forfeited during the year	9,692	0.25	-	-

Share options outstanding at end of year	3,197,616	3.07	2,467,023	2.28
Share options exercisable at end of year	1,705,256	1.21	1,379,075	0.60